Guarantees, commitments and risks - Value at risk - parametric method (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Interest rate risk
Guarantees, commitments and risks
Value at risk	€ 3,000	€ 2,990
Interest rate risk | Maximum
Guarantees, commitments and risks
Value at risk	5,190	3,650
Interest rate risk | Minimum
Guarantees, commitments and risks
Value at risk	2,440	1,800
Interest rate risk | Average
Guarantees, commitments and risks
Value at risk	3,800	2,730
Currency
Guarantees, commitments and risks
Value at risk	150	250
Currency | Maximum
Guarantees, commitments and risks
Value at risk	410	570
Currency | Minimum
Guarantees, commitments and risks
Value at risk	70	90
Currency | Average
Guarantees, commitments and risks
Value at risk	€ 170	€ 280